Changes in the Argentine Macroeconomic Environment of the Financial and Capital Markets - Additional Information (Detail) - ARS ($)					12 Months Ended
	Dec. 31, 2023	Dec. 13, 2023	Dec. 10, 2023	Dec. 31, 2019	Dec. 31, 2023
Financial And Capital Markets [Line Items]
Percentage Of Increase Decrease In Foreign Currency					200.00%
Actual gap between dollar used for foreign trade and alternative market values				18.00%
Accelaration of interannual inflation rate percentage	288.00%
ARS [member]
Financial And Capital Markets [Line Items]
Devaluation of the currency with respect to us dollar percentage			55.00%
Bottom of range [member]
Financial And Capital Markets [Line Items]
Devaluation of argentine peso with respect to us dollar		$ 366.5
Top of range [member]
Financial And Capital Markets [Line Items]
Devaluation of argentine peso with respect to us dollar		$ 799.95